Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

From time to time, the Company receives advances from its officers and stockholders for its operations. As of December 31, 2013 and March 31, 2013, the Company owed $3,426 and $107,300, respectively, to its related parties for such advances.

In order to attract competent and talented employees and officers, the Company has entered into formal employment agreements with its key employees and officers. The Company has provided for accrued compensation with employees and officers who have participated in active management roles and worked without pay or limited pay. The accrued compensation as of December 31, 2013 and March 31, 2013 was $1,109,566 and $2,850,215, respectively. There is no set date for payment of this accrued expense. Payment of the accrued compensation is conditional upon the success of the Company and the approval of the Board of Directors of the Company.

As of December 31, 2013 and March 31, 2013, outstanding balances of the notes payable to the related party were $65,000 and $2,867,500, respectively. Accrued interest related to the notes was $811,051 and $727,364, respectively. As of December 31, 2013 and March 31, 2013, outstanding balances of the convertible notes payable to related parties were $450,251 and $2,674,492 respectively. Accrued interest related to these notes was $122,449 and $248,573 respectively. See Note 6 for details.

Historically, the Company’s research, development, marketing and capital raising program relied on the continued support of related parties, their families and friends. Absent a significant capital raise from outside of the current shareholders, if these related parties, families and friends ceased providing these services on the current terms offered, the Company’s ability to continue in existence could be in jeopardy.

10. RELATED PARTY TRANSACTIONS

From time to time, the Company receives advances from its officers and stockholders for its operations. As of March 31, 2013 and 2012, the Company owed $107,300 and $48,777, respectively, to its related parties.

In order to attract competent and talented employees and officers, the Company has entered into formal employment agreements with its key employees and officers. The Company has provided for accrued compensation with employees and officers who have participated in active management roles and worked without pay or limited pay. The accrued compensation as of March 31, 2013 and 2012 was $2,850,215 and $2,595,211, respectively. There is no set date for payment of this accrued expense. Payment of the accrued compensation is conditional upon the success of the Company and the approval of the Board of Directors of the Company. During fiscal year ended March 31, 2012, two of the Company’s officers agreed to waive their right to receive compensation accrued.

As of March 31, 2013 and 2012, the Company has a note payable to a related party in the amount of $2,867,500 and related accrued interest of $727,364 and $555,314, respectively. See Note 6 for details.

As of March 31, 2013 and 2012, outstanding balances of the convertible notes payable to the related parties were $2,674,492 and $1,033,960, respectively. Accrued interest related to the notes was $248,573 and $33,647 at March 31, 2013 and 2012, respectively. See Note 7 for details.

Historically, the Company’s research, development, marketing and capital raising program relied on the continued support of related parties, their families and friends. Absent a significant capital raise from outside of the current shareholders, if these related parties, families and friends ceased providing these services on the current terms offered, the Company’s ability to continue in existence could be in jeopardy.